Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal	$ 437	$ 247	$ (367)
State	534	385	307
Non-U.S.	5,839	3,572	3,471
Total Current	6,810	4,204	3,411
Deferred:
Federal	5,163	(119)	(266)
State	346	(558)	530
Non-U.S.	(5,710)	1,843	2,313
Total Deferred	(201)	1,166	2,577
Total provision for Income Taxes	$ 6,609	$ 5,370	$ 5,988